Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of thirty-six high specification vessels consists of four suezmax crude oil tankers, twenty-one modern medium range tankers all of which are classed as IMO II/III vessels, ten post panamax container carrier vessels and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, (such as gasoline, diesel, fuel oil and jet fuel), edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements and the accompanying notes should be read in conjunction with the Partnership's consolidated financial statements for the year ended December 31, 2016, included in the Partnership's Annual Report on Form 20-F for the fiscal year ended December 31, 2016, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 3, 2017.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2017 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017.